Summary of Significant Accounting Policies - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Oct. 29, 2021 $ / shares	Jun. 14, 2021 shares
Summary of Significant Accounting Policies [Line Items]
Common stock exchange ratio	0.8925				0.8925
Redemption price (in usd per share) | $ / shares	$ 0.10			$ 0.1
Accumulated deficit	$ (858,225)	$ (608,219)
Cash and cash equivalents and short-term investments	661,000
Foreign currency gain (loss)	0	(1,100)	$ 0
Short-term investments	490,967	68,990
Total restricted cash	12,565	12,978
Impairment charge	0	100	6,400
Advertising expenses	$ 1,100	$ 600	$ 900
Potentially dilutive securities | shares	22,774,000	144,206,000	134,398,000
Common stock, shares issued (in shares) | shares	221,959,711	5,678,000			207,300,000